Related Party Disclosures	3 Months Ended
May 31, 2012
Related Party Disclosures:
Related Party Transactions Disclosure

NOTE 3. RELATED PARTY TRANSACTIONS

The Company's sole Officer and Director has advanced/loaned the Company funds and has paid certain third-party expenses on behalf of the Company. As of May 31, 2012 and May 31, 2011, the amounts owing the sole officer and director were $27,254 and $17,090, respectively. These amounts are payable on demand and are non-interest bearing.